Commitments and Contingencies - Settlements (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 item
Gain on settlement	$ 0	$ 3,074,000	$ 5,718,000
FDA Action Regarding a Product
Number of products | item				1
Gain on settlement		300,000	5,700,000
Settlement amount			$ 7,500,000
Loss On Supply Commitment
Gain on settlement		2,750,000
Settlement amount		$ 2,750,000